                                                               Mutual of America


                             SEPARATE ACCOUNT NO. 2

                                 ANNUAL REPORT

                                       &

                               ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

                 AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO

           FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS FUND:
                            EQUITY-INCOME PORTFOLIO

              FIDELITY INVESTMENTS(R) VARIABLE INSURANCE PRODUCTS
                                    FUND II:
                    CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                               DECEMBER 31, 1997

   This report is not to be construed as an offering for sale of any Variable
                            Product. No offering is
  made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                            SEPARATE ACCOUNT NO. 2
                                 ANNUAL REPORT
                               DECEMBER 31, 1997

Dear Participant:

  We are pleased to send you the 1997 Annual Report of Mutual of America's Separate Account No. 2. This Account is an investment vehicle for participants in our Tax-Deferred Annuity, Voluntary Employee Contributions, and Individual Retirement Annuity programs, Thrift and Section 457 Deferred Compensation Plans, as well as for Flexible Premium Annuity policyholders. Separate Account No. 2 consists of sixteen distinct funds. Each invests in shares of one of eight funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund (formerly TCI Growth) of American Century Variable Portfolios, Inc. ("American Century"); the Balanced Portfolio of Acacia Capital Corporation's Calvert Responsibly Invested Portfolios ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

  Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

  The Separate Account funds invest in funds and portfolios which have the following investment objectives:

    THE INVESTMENT COMPANY MONEY MARKET FUND: This Fund seeks to obtain high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

    THE INVESTMENT COMPANY ALL AMERICA FUND: The investment objective for approximately 60% of the assets of this Fund (the "Indexed Assets") is to provide investment results that, to the extent practical, correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). The Indexed Assets are invested in the same manner as the Equity Index Fund described below. The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY EQUITY INDEX FUND: This Fund seeks to duplicate, as closely as possible, the investment performance of the S&P 500 by investing in approximately 500 publicly traded stocks that comprise the S&P 500 ("Standard & Poor's 500", "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation).

    THE INVESTMENT COMPANY BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds.

    THE INVESTMENT COMPANY SHORT-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of one to three years.

    THE INVESTMENT COMPANY MID-TERM BOND FUND: This Fund seeks a high level of current income, together with preservation of capital, through investments in such securities as U.S. Government, corporate and other notes and bonds with an average maturity of three to seven years.

    THE INVESTMENT COMPANY COMPOSITE FUND: This Fund seeks a high total rate of return on investments, through both appreciation of capital and current income, through investments in a diversified portfolio of common stocks, bonds and money market instruments.

    THE INVESTMENT COMPANY AGGRESSIVE EQUITY FUND: The investment objective for approximately half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. The investment objective for the other half of the assets of the Fund is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as a company's assets, earnings or growth potential.

                                       I

    THE SCUDDER BOND PORTFOLIO: This Portfolio seeks a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

    THE SCUDDER CAPITAL GROWTH PORTFOLIO: This Portfolio seeks long-term capital growth by investing primarily in common stocks of medium-to-large sized U.S. companies. The Portfolio seeks to keep the value of its shares more stable than other capital growth mutual funds. While current income is not a stated objective of the Portfolio, many of the Portfolio's securities may provide regular dividends, which are also expected to grow over time.

    THE SCUDDER INTERNATIONAL PORTFOLIO: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

    VP CAPITAL APPRECIATION FUND: This Fund seeks capital growth over time by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. (Prior to May 1, 1997, this Fund was known as TCI Growth Fund).

    THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: This Portfolio seeks a total return above the rate of inflation through an actively managed portfolio of stocks, bonds and money market instruments selected with a concern for the social impact of each investment. (As of January 1, 1998, the name was changed to Calvert Social Balanced Portfolio).

    THE FIDELITY VIP EQUITY-INCOME PORTFOLIO: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation. The Portfolio also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500.

    THE FIDELITY VIP II CONTRAFUND PORTFOLIO: This Portfolio seeks long-term capital appreciation by investing primarily in a broad variety of common stocks using both growth-oriented and contrarian disciplines.

    THE FIDELITY VIP II ASSET MANAGER PORTFOLIO: This Portfolio seeks high long-term return with reduced risk by using a broadly diversified mix of stocks, bonds and short-term fixed-income investments.

  For the year ended December 31, 1997, the following total returns were experienced in these sixteen Separate Account funds:

     Investment Company Money Market Fund(1)............................. + 3.9%
     Investment Company All America Fund................................. +24.9%
     Investment Company Equity Index Fund................................ +31.1%
     Investment Company Bond Fund........................................ + 8.8%
     Investment Company Short-Term Bond Fund............................. + 4.4%
     Investment Company Mid-Term Bond Fund............................... + 5.7%
     Investment Company Composite Fund................................... +15.9%
     Investment Company Aggressive Equity Fund........................... +19.4%
     Scudder Bond Fund................................................... + 7.4%
     Scudder Capital Growth Fund......................................... +33.7%
     Scudder International Fund.......................................... + 7.4%
     American Century VP Capital Appreciation Fund....................... - 4.5%
     Calvert Responsibly Invested Balanced Fund.......................... +18.3%
     Fidelity VIP Equity-Income Fund..................................... +26.3%
     Fidelity VIP II Contrafund.......................................... +22.4%
     Fidelity VIP II Asset Manager Fund.................................. +18.9%

-------
(1) The current seven-day net annualized yield as of 2/17/98 was 4.15% and is not necessarily indicative of future actual yields.

Total return is equal to the changes in the value of a unit of participation in a fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. These returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

                                      II

  This report includes financial statements for each fund of Separate Account No. 2. Following this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and VIP II.

  I hope you will find this report helpful and informative.

                                      Sincerely,

                                      /s/ Manfred Alstadt
                                      -------------------
                                      Manfred Altstadt
                                      Senior Executive Vice President and
                                       Chief Financial Officer,
                                      Mutual of America Life Insurance Company

                                      III

                                    CONTENTS

                                                                          PAGE
                                                                          ----
ANNUAL REPORT OF MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2................   I
 Statement of Assets and Liabilities.....................................   V
 Statement of Operations................................................. VII
 Statements of Changes in Net Assets.....................................  IX
 Notes to Financial Statements........................................... XII
 Report of Independent Public Accountants................................ XVI
ANNUAL REPORT OF MUTUAL OF AMERICA INVESTMENT CORPORATION................   1
 President's Message.....................................................   1
 Portfolio Management Discussions........................................   2
 Portfolio of Investments in Securities:
   Money Market Fund.....................................................   9
   All America Fund......................................................  10
   Equity Index Fund.....................................................  19
   Bond Fund.............................................................  25
   Short-Term Bond Fund..................................................  28
   Mid-Term Bond Fund....................................................  30
   Composite Fund........................................................  32
   Aggressive Equity Fund................................................  36
 Statement of Assets and Liabilities.....................................  39
 Statement of Operations.................................................  40
 Statements of Changes in Net Assets.....................................  41
 Financial Highlights....................................................  43
 Notes to Financial Statements...........................................  49
 Report of Independent Public Accountants................................  54
ANNUAL REPORT OF SCUDDER VARIABLE LIFE INVESTMENT FUND
ANNUAL REPORT OF VP CAPITAL APPRECIATION FUND OF AMERICAN CENTURY
 VARIABLE PORTFOLIOS, INC.
ANNUAL REPORT OF CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO OF
 ACACIA CAPITAL CORPORATION
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND:
 EQUITY-INCOME PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: CONTRAFUND PORTFOLIO
ANNUAL REPORT OF FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND
 II: ASSET MANAGER PORTFOLIO

                                       IV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                          INVESTMENT COMPANY
                          ---------------------------------------------------
                          MONEY MARKET ALL AMERICA   EQUITY INDEX    BOND
                              FUND         FUND          FUND        FUND
                          ------------ ------------  ------------ -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market
 value
 (Cost:
 Money Market Fund --
   $33,424,720
 All America Fund --
   $273,073,807
 Equity Index Fund --
   $120,918,440
 Bond Fund --
   $37,857,784)
 (Notes 1 and 2)......... $32,847,132  $347,116,077  $153,966,219 $37,979,161
Due From (To) Mutual of
 America General
 Account.................       1,459      (427,556)      493,450      (8,060)
                          -----------  ------------  ------------ -----------
Net Assets............... $32,848,591  $346,688,521  $154,459,669 $37,971,101
                          ===========  ============  ============ ===========
Unit Value at December
 31, 1997 (Note 5).......      $ 1.95        $ 6.76        $ 2.26      $ 3.00
                               ======        ======        ======      ======
Number of Units
 Outstanding at December
 31, 1997 (Note 5).......  16,831,293    51,312,383    68,461,583  12,671,471
                          ===========  ============  ============ ===========

                                              INVESTMENT COMPANY
                                -----------------------------------------------
                                                                    AGGRESSIVE
                                SHORT-TERM  MID-TERM   COMPOSITE      EQUITY
                                BOND FUND  BOND FUND      FUND         FUND
                                ---------- ---------- ------------ ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund --
   $2,823,723
 Mid-Term Bond Fund --
   $6,010,147
 Composite Fund --
   $277,684,362
 Aggressive Equity Fund --
   $145,068,534)
 (Notes 1 and 2)..............  $2,756,382 $5,638,323 $267,467,587 $153,734,203
Due From (To) Mutual of
 America General Account......      51,726      2,774       48,562       82,639
                                ---------- ---------- ------------ ------------
Net Assets....................  $2,808,108 $5,641,097 $267,516,149 $153,816,842
                                ========== ========== ============ ============
Unit Value at December 31,
 1997 (Note 5)................      $ 1.19     $ 1.26       $ 4.36       $ 2.15
                                    ======     ======       ======       ======
Number of Units Outstanding at
 December 31, 1997
 (Note 5).....................   2,354,989  4,478,213   61,359,153   71,468,257
                                ========== ========== ============ ============

   The accompanying notes are an integral part of these financial statements.

                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                        SCUDDER                   AMERICAN CENTURY    CALVERT
                         ---------------------------------------  ---------------- -------------
                                       CAPITAL                       VP CAPITAL
                            BOND        GROWTH     INTERNATIONAL    APPRECIATION    RESPONSIBLY
                            FUND         FUND          FUND             FUND       INVESTED FUND
                         ----------- ------------  -------------  ---------------- -------------
Assets:
Investments in Scudder
 Portfolios, American
 Century VP Capital
 Appreciation Fund and
 Calvert Responsibly
 Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund --
  $18,341,309
 Scudder Capital Growth
 Fund -- $232,108,072
 Scudder International
 Fund -- $103,157,411
 American Century VP
 Capital Appreciation
  Fund -- $49,903,872
 Calvert Responsibly
 Invested Fund --
  $28,569,357)
 (Notes 1 and 2)........ $18,301,206 $328,836,635  $118,904,168     $49,521,243     $32,998,938
Due From (To) Mutual of
 America General
 Account................      46,687       (3,016)     (224,195)        256,004          43,544
                         ----------- ------------  ------------     -----------     -----------
Net Assets.............. $18,347,893 $328,833,619  $118,679,973     $49,777,247     $33,042,482
                         =========== ============  ============     ===========     ===========
Unit Value at December
 31, 1997 (Note 5)......     $ 12.37      $ 29.64       $ 14.46         $ 11.04          $ 2.65
                             =======      =======       =======         =======          ======
Number of Units
 Outstanding at
 December 31, 1997 (Note
 5).....................   1,483,509   11,093,827     8,204,725       4,510,083      12,478,750
                         =========== ============  ============     ===========     ===========

                                                       FIDELITY
                                       ----------------------------------------
                                            VIP         VIP II       VIP II
                                       EQUITY-INCOME    CONTRA    ASSET MANAGER
                                           FUND          FUND         FUND
                                       ------------- ------------ -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --
  $80,156,668
 VIP II Contra Fund -- $89,492,657
 VIP II Asset Manager Fund --
  $21,735,892)
 (Notes 1 and 2).....................   $96,838,403  $115,077,349  $24,238,728
Due From (To) Mutual of America
 General Account.....................       122,065        51,690       60,586
                                        -----------  ------------  -----------
Net Assets...........................   $96,960,468  $115,129,039  $24,299,314
                                        ===========  ============  ===========
Unit Value at December 31, 1997 (Note
 5)..................................       $ 27.77       $ 20.36      $ 21.14
                                            =======       =======      =======
Number of Units Outstanding at
 December 31, 1997 (Note 5)..........     3,491,209     5,655,675    1,149,512
                                        ===========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX        BOND
                              FUND        FUND          FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $2,049,430  $42,544,942  $  3,236,502     $ 2,438,040
                           ----------  -----------  ------------     -----------
Total income............    2,049,430   42,544,942     3,236,502       2,438,040
                           ----------  -----------  ------------     -----------
Expenses (Note 3):
 Fees...................      408,624    3,929,915     1,385,683         429,987
 Administrative
  expenses..............       78,791      186,667        75,353          62,095
                           ----------  -----------  ------------     -----------
Total Expenses..........      487,415    4,116,582     1,461,036         492,082
                           ----------  -----------  ------------     -----------
Net Investment Income
 (Loss).................    1,562,015   38,428,360     1,775,466       1,945,958
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........      132,331    6,823,750     1,092,959         111,901
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (446,463 )  22,669,697    24,542,212         889,880
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     (314,132)  29,493,447    25,635,171       1,001,781
                           ----------  -----------  ------------     -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $1,247,883  $67,921,807  $ 27,410,637     $ 2,947,739
                           ==========  ===========  ============     ===========
                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $  172,696  $   349,575  $ 59,200,271     $15,310,328
                           ----------  -----------  ------------     -----------
Total income............      172,696      349,575    59,200,271      15,310,328
                           ----------  -----------  ------------     -----------
Expenses (Note 3):
 Fees...................       31,767       61,348     3,220,012       1,614,189
 Administrative
  expenses..............        7,591        9,891       254,611          64,978
                           ----------  -----------  ------------     -----------
Total Expenses..........       39,358       71,239     3,474,623       1,679,167
                           ----------  -----------  ------------     -----------
Net Investment Income
 (Loss).................      133,338      278,336    55,725,648      13,631,161
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........       17,305      (98,969)    3,228,464         808,445
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      (40,822)     101,700   (20,441,501)      5,321,047
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      (23,517)       2,731   (17,213,037)      6,129,492
                           ----------  -----------  ------------     -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $  109,821  $   281,067  $ 38,512,611     $19,760,653
                           ==========  ===========  ============     ===========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                  AMERICAN
                                        SCUDDER                   CENTURY       CALVERT
                          ------------------------------------- ------------  -----------
                                        CAPITAL                  VP CAPITAL   RESPONSIBLY
                             BOND       GROWTH    INTERNATIONAL APPRECIATION   INVESTED
                             FUND        FUND         FUND          FUND         FUND
                          ----------  ----------- ------------- ------------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $1,026,890  $18,425,109  $ 2,549,505  $ 1,349,408   $2,295,190
                          ----------  -----------  -----------  -----------   ----------
Total income............   1,026,890   18,425,109    2,549,505    1,349,408    2,295,190
                          ----------  -----------  -----------  -----------   ----------
Expenses (Note 3):
 Fees...................     197,813    3,396,783    1,478,900      624,080      356,798
 Administrative
  expenses..............      37,701       98,960       22,343       15,260       50,968
                          ----------  -----------  -----------  -----------   ----------
Total Expenses..........     235,514    3,495,743    1,501,243      639,340      407,766
                          ----------  -----------  -----------  -----------   ----------
Net Investment Income
 (Loss).................     791,376   14,929,366    1,048,262      710,068    1,887,424
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........     (87,907)   3,989,169   10,918,585    1,238,144      235,099
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     447,914   53,719,471   (3,147,476)  (4,227,421)   2,600,706
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     360,007   57,708,640    7,771,109   (2,989,277)   2,835,805
                          ----------  -----------  -----------  -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $1,151,383  $72,638,006  $ 8,819,371  $(2,279,209)  $4,723,229
                          ==========  ===========  ===========  ===========   ==========

                                                      FIDELITY
                                       ---------------------------------------
                                            VIP        VIP II       VIP II
                                       EQUITY-INCOME   CONTRA    ASSET MANAGER
                                           FUND         FUND         FUND
                                       ------------- ----------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................  $ 5,695,825  $ 2,303,885  $1,433,986
                                        -----------  -----------  ----------
Total income..........................    5,695,825    2,303,885   1,433,986
                                        -----------  -----------  ----------
Expenses (Note 3):
 Fees.................................      886,449    1,111,011     204,162
 Administrative expenses..............      109,597       64,722      34,946
                                        -----------  -----------  ----------
Total Expenses........................      996,046    1,175,733     239,108
                                        -----------  -----------  ----------
Net Investment Income (Loss)..........    4,699,779    1,128,152   1,194,878
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on invest-
  ments...............................      278,906      992,567      25,536
 Net unrealized appreciation (depreci-
  ation) of investments...............   11,806,259   16,333,421   1,637,367
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments................   12,085,165   17,325,988   1,662,903
                                        -----------  -----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $16,784,944  $18,454,140  $2,857,781
                                        ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      INVESTMENT COMPANY
                          -------------------------------------------------------------------------------
                             MONEY MARKET FUND          ALL AMERICA FUND           EQUITY INDEX FUND
                          ------------------------  --------------------------  -------------------------
                             1997         1996          1997          1996          1997         1996
                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,562,015  $   849,780  $ 38,428,360  $ 10,418,234  $  1,775,466  $ 1,456,309
 Net realized gain
  (loss) on
  investments...........      132,331       73,658     6,823,750     2,431,185     1,092,959      476,262
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (446,463)     278,840    22,669,697    28,344,476    24,542,212    6,045,598
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,247,883    1,202,278    67,921,807    41,193,895    27,410,637    7,978,169
                          -----------  -----------  ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    5,788,009    6,015,021    31,724,926    30,608,222    22,975,577   11,517,471
 Withdrawals............   (4,229,179)  (4,077,160)  (21,956,687)  (15,824,928)   (6,932,093)  (6,193,918)
 Net transfers..........   (2,770,906)   1,853,101)      360,521    15,311,478    49,789,027   23,679,496
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   (1,212,076)      84,760    10,128,760    30,094,772    65,832,511   29,003,049
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........       35,807    1,287,038    78,050,567    71,288,667    93,243,148   36,981,218
Net Assets:
Beginning of Year.......   32,812,784   31,525,746   268,637,954   197,349,287    61,216,521   24,235,303
                          -----------  -----------  ------------  ------------  ------------  -----------
End of Year.............  $32,848,591  $32,812,784  $346,688,521  $268,637,954  $154,459,669  $61,216,521
                          ===========  ===========  ============  ============  ============  ===========
                                                      INVESTMENT COMPANY
                          -------------------------------------------------------------------------------
                                 BOND FUND            SHORT-TERM BOND FUND         MID-TERM BOND FUND
                          ------------------------  --------------------------  -------------------------
                             1997         1996          1997          1996          1997         1996
                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,945,958  $ 1,790,689  $    133,338  $     63,539  $    278,336  $   558,997
 Net realized gain
  (loss) on
  investments...........      111,901       68,629        17,305         7,065       (98,969)      (2,132)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      889,880   (1,221,188)      (40,822)       (1,966)      101,700     (455,047)
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    2,947,739      638,130       109,821        68,638       281,067      101,818
                          -----------  -----------  ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    4,701,303    5,112,307       668,221       650,490       813,398      953,690
 Withdrawals............   (4,020,196)  (3,323,187)     (647,104)     (229,391)     (586,994)    (231,712)
 Net transfers..........     (136,699)    (435,017)      252,496       344,727       585,047      424,626
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........      544,408    1,354,103       273,613       765,826       811,451    1,146,604
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........    3,492,147    1,992,233       383,434       834,464     1,092,518    1,248,422
Net Assets:
Beginning of Year.......   34,478,954   32,486,721     2,424,674     1,590,210     4,548,579    3,300,157
                          -----------  -----------  ------------  ------------  ------------  -----------
End of Year.............  $37,971,101  $34,478,954  $  2,808,108  $  2,424,674  $  5,641,097  $ 4,548,579
                          ===========  ===========  ============  ============  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                          INVESTMENT COMPANY
                          -----------------------------------------------------
                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  -------------------------
                              1997          1996          1997         1996
                          ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 55,725,648  $ 28,222,090  $ 13,631,161  $11,952,409
 Net realized gain
  (loss) on
  investments...........     3,228,464     2,739,162       808,445      201,936
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   (20,441,501)   (6,525,946)    5,321,047      547,221
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    38,512,611    24,435,306    19,760,653   12,701,566
                          ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    23,905,684    28,326,960    29,301,342   16,800,622
 Withdrawals............   (24,479,468)  (22,088,981)   (9,246,392)     506,734
 Net transfers..........   (20,666,992)  (19,948,521)   24,458,890   29,646,189
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   (21,240,776)  (13,710,542)   44,513,840   46,953,545
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........    17,271,835    10,724,764    64,274,493   59,655,111
Net Assets:
Beginning of Year.......   250,244,314   239,519,550    89,542,349   29,887,238
                          ------------  ------------  ------------  -----------
End of Year.............  $267,516,149  $250,244,314  $153,816,842  $89,542,349
                          ============  ============  ============  ===========

                                                            SCUDDER
                          --------------------------------------------------------------------------------
                                 BOND FUND             CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          ------------------------  --------------------------  --------------------------
                             1997         1996          1997          1996          1997          1996
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   791,376  $ 1,097,001  $ 14,929,366  $ 13,273,666  $  1,048,262  $    850,382
 Net realized gain
  (loss) on
  investments...........      (87,907)    (110,077)    3,989,169     1,971,672    10,918,585     3,882,634
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      447,914     (788,323)   53,719,471    15,612,266    (3,147,476)    7,289,627
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,151,383      198,601    72,638,006    30,857,604     8,819,371    12,022,643
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    2,487,844    2,640,943    34,121,380    27,988,093    15,851,344    14,517,884
 Withdrawals............   (1,538,662)  (1,287,365)  (19,076,131)  (13,712,456)   (9,604,601)   (8,408,505)
 Net transfers..........      610,052     (259,197)   36,296,377       262,723       377,532    (1,008,537)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    1,559,234    1,094,381    51,341,626    14,538,360     6,624,275     5,100,842
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    2,710,617    1,292,982   123,979,632    45,395,964    15,443,646    17,123,485
Net Assets:
Beginning of Year.......   15,637,276   14,344,294   204,853,987   159,458,023   103,236,327    86,112,842
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $18,347,893  $15,637,276  $328,833,619  $204,853,987  $118,679,973  $103,236,327
                          ===========  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       X

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                              AMERICAN CENTURY                 CALVERT
                          --------------------------  --------------------------
                                 VP CAPITAL
                              APPRECIATION FUND       RESPONSIBLY INVESTED FUND
                          --------------------------  --------------------------
                              1997          1996          1997          1996
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $    710,068  $  9,827,488  $  1,887,424  $  1,505,706
 Net realized gain
  (loss) on
  investments...........     1,238,144     3,898,097       235,099        72,424
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (4,227,421)  (18,669,322)    2,600,706       439,874
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    (2,279,209)   (4,943,737)    4,723,229     2,018,004
                          ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........     8,707,773    16,360,753     6,373,996     4,807,906
 Withdrawals............    (6,920,015)   (7,283,773)   (2,497,692)   (1,198,222)
 Net transfers..........   (33,483,832)  (18,548,118)      521,192     2,535,811
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........   (31,696,074)   (9,471,138)    4,397,496     6,145,495
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........   (33,975,283)  (14,414,875)    9,120,725     8,163,499
Net Assets:
Beginning of Year.......    83,752,530    98,167,405    23,921,757    15,758,258
                          ------------  ------------  ------------  ------------
End of Year.............  $ 49,777,247  $ 83,752,530  $ 33,042,482  $ 23,921,757
                          ============  ============  ============  ============

                                                          FIDELITY
                          -----------------------------------------------------------------------------
                                    VIP                      VIP II                    VIP II
                               EQUITY-INCOME                 CONTRA                 ASSET MANAGER
                                   FUND                       FUND                      FUND
                          ------------------------  -------------------------  ------------------------
                             1997         1996          1997         1996         1997         1996
                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 4,699,779  $   465,381  $  1,128,152  $  (316,979) $ 1,194,878  $   147,067
 Net realized gain
  (loss) on
  investments...........      278,906       36,749       992,567      106,747       25,536       17,488
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   11,806,259    4,033,446    16,333,421    8,757,016    1,637,367      726,606
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........   16,784,944    4,535,576    18,454,140    8,546,784    2,857,781      891,161
                          -----------  -----------  ------------  -----------  -----------  -----------
From Unit Transactions:
 Contributions..........   16,485,680   11,293,855    21,050,465   13,486,367    5,663,920    2,540,371
 Withdrawals............   (5,431,923)    (154,620)   (6,172,824)      89,022   (1,306,235)    (659,754)
 Net transfers..........   17,763,089   21,543,664    17,442,009   17,419,557    6,221,869    5,212,637
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   28,816,846   32,682,899    32,319,650   30,994,946   10,579,554    7,093,254
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 in Net Assets..........   45,601,790   37,218,475    50,773,790   39,541,730   13,437,335    7,984,415
Net Assets:
Beginning of Year.......   51,358,678   14,140,203    64,355,249   24,813,519   10,861,979    2,877,564
                          -----------  -----------  ------------  -----------  -----------  -----------
End of Year.............  $96,960,468  $51,358,678  $115,129,039  $64,355,249  $24,299,314  $10,861,979
                          ===========  ===========  ============  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following Funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund (formerly TCI Growth). The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Responsibly Invested Balanced Portfolio became available as an investment alternative. The Calvert Responsibly Invested Fund invests in a corresponding fund of the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available as an investment option. These Funds invest in corresponding funds of the Investment Company.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 and its operations are treated as part of the Company which is exempt from federal income taxes under
Section 501(c)(4) of the Internal Revenue Code through 1997.


2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1997 are as follows:

                                                           NUMBER OF  NET ASSET
                                                            SHARES      VALUE
                                                          ----------- ---------
     Investment Company Funds:
       Money Market Fund.................................  27,914,026  $ 1.18
       All America Fund.................................. 128,057,391    2.71
       Equity Index Fund.................................  74,092,038    2.08
       Bond Fund.........................................  26,610,232    1.43
       Short-Term Bond Fund..............................   2,699,652    1.02
       Mid-Term Bond Fund................................   6,245,148    0.90
       Composite Fund.................................... 164,912,475    1.62
       Aggressive Equity Fund............................  95,652,782    1.61

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                           NUMBER OF  NET ASSET
                                                             SHARES     VALUE
                                                           ---------- ---------
     Scudder Portfolios:
      Bond Portfolio......................................  2,663,931  $ 6.87
      Capital Growth Portfolio--Class "A"................. 15,939,730   20.63
      International Portfolio--Class "A"..................  8,426,943   14.11
     American Century VP Capital Appreciation Fund........  5,115,831    9.68
     Calvert Responsibly Invested Balanced Portfolio...... 16,649,313    1.98
     Fidelity Portfolios:
      Equity-Income--"Initial" Class......................  3,988,402   24.28
      Contrafund--"Initial" Class.........................  5,771,181   19.94
      Asset Manager--"Initial" Class......................  1,345,848   18.01

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and, effective in 1997, each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1997 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1997. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1997. The combined amount of these dividends was as follows:

     Money Market Fund.............................................. $2,049,430
     All America Fund............................................... 42,544,942
     Equity Index Fund..............................................  3,236,502
     Bond Fund......................................................  2,438,040
     Short-Term Bond Fund...........................................    172,696
     Mid-Term Bond Fund.............................................    349,575
     Composite Fund................................................. 59,200,271
     Aggressive Equity Fund......................................... 15,310,328

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,026,890.

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $18,425,109.

  On February 26, 1997 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $2,549,505.

  On March 29, 1997 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $1,349,408.

  On December 31, 1997 a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $2,295,190.

                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On February 7, 1997 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $5,695,825.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $2,303,885.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $1,433,986.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31, 1997, or, if not in existence a full year, the initial period ended December 31:

                                         INVESTMENT COMPANY MONEY MARKET FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $1.87   $1.80   $1.72   $1.68   $1.65
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $1.95   $1.87   $1.80   $1.72   $1.68
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   16,831  17,511  17,502  17,653  15,815
                                        ======= ======= ======= ======= =======
                                          INVESTMENT COMPANY ALL AMERICA FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $5.39   $4.52   $3.35   $3.36   $3.03
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $6.76   $5.39   $4.52   $3.35   $3.36
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   51,312  49,798  43,620  38,669  36,510
                                        ======= ======= ======= ======= =======
                                         INVESTMENT COMPANY EQUITY INDEX FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.72   $1.42   $1.05   $1.05   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $2.26   $1.72   $1.42   $1.05   $1.05
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................   68,462  35,660  17,109   4,644   2,135
                                        ======= ======= ======= ======= =======
                                             INVESTMENT COMPANY BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $2.75   $2.69   $2.28   $2.39   $2.13
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $3.00   $2.75   $2.69   $2.28   $2.39
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   12,671  12,548  12,083  10,601  12,244
                                        ======= ======= ======= ======= =======
                                        INVESTMENT COMPANY SHORT-TERM BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.14   $1.10   $1.03   $1.03   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $1.19   $1.14   $1.10   $1.03   $1.03
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................    2,355   2,129   1,447   1,132     747
                                        ======= ======= ======= ======= =======
                                         INVESTMENT COMPANY MID-TERM BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.19   $1.16   $1.01   $1.06   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $1.26   $1.19   $1.16   $1.01   $1.06
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................    4,478   3,828   2,848   1,444   1,411
                                        ======= ======= ======= ======= =======
                                           INVESTMENT COMPANY COMPOSITE FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $3.75   $3.39   $2.82   $2.95   $2.55
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $4.36   $3.75   $3.39   $2.82   $2.95
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   61,359  66,715  70,558  73,239  71,215
                                        ======= ======= ======= ======= =======


                                      XIV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                              INVESTMENT COMPANY
                            AGGRESSIVE EQUITY FUND
                          --------------------------
                           1997   1996   1995  1994
                          ------ ------ ------ -----
Unit value, beginning of
 year/period............   $1.80  $1.43  $1.05 $1.00
                          ====== ====== ====== =====
Unit value, end of
 year/period............   $2.15  $1.80  $1.43 $1.05
                          ====== ====== ====== =====
Thousands of units
 outstanding, end of
 year/period............  71,468 49,800 20,858 9,145
                          ====== ====== ====== =====

                                                    SCUDDER BOND FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $11.48 $11.30  $9.69 $10.32  $9.30
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $12.37 $11.48 $11.30  $9.69 $10.32
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  1,484  1,362  1,269  1,169  1,277
                                            ====== ====== ====== ====== ======
                                               SCUDDER CAPITAL GROWTH FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $22.11 $18.64 $14.67 $16.46 $13.80
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $29.64 $22.11 $18.64 $14.67 $16.46
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 11,094  9,266  8,556  8,121  6,582
                                            ====== ====== ====== ====== ======
                                                SCUDDER INTERNATIONAL FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $13.43 $11.85 $10.80 $11.06  $8.13
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $14.46 $13.43 $11.85 $10.80 $11.06
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  8,205  7,688  7,269  8,610  5,400
                                            ====== ====== ====== ====== ======
                                                     AMERICAN CENTURY
                                            ----------------------------------
                                               VP CAPITAL APPRECIATION FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $11.53 $12.18  $9.39  $9.61  $8.81
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $11.04 $11.53 $12.18  $9.39  $9.61
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  4,510  7,264  8,061  6,361  5,946
                                            ====== ====== ====== ====== ======
                                                         CALVERT
                                            ----------------------------------
                                                RESPONSIBLY INVESTED FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $2.23  $2.01  $1.57  $1.64  $1.54
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $2.65  $2.23  $2.01  $1.57  $1.64
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 12,479 10,713  7,849  5,986  5,151
                                            ====== ====== ====== ====== ======

                                                     FIDELITY
                                     -----------------------------------------
                                      EQUITY-INCOME FUND      CONTRA FUND
                                     -------------------- --------------------
                                      1997   1996   1995   1997   1996   1995
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year/period........................ $21.93 $19.43 $16.30 $16.59 $13.85 $11.43
                                     ====== ====== ====== ====== ====== ======
Unit value, end of year/period...... $27.77 $21.93 $19.43 $20.36 $16.59 $13.85
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of year/period.....................  3,491  2,342    728  5,656  3,880  1,792
                                     ====== ====== ====== ====== ====== ======
                                                                FIDELITY
                                                          --------------------
                                                           ASSET MANAGER FUND
                                                          --------------------
                                                           1997   1996   1995
                                                          ------ ------ ------
Unit value, beginning of year/period..................... $17.72 $15.66 $14.04
                                                          ====== ====== ======
Unit value, end of year/period........................... $21.14 $17.72 $15.66
                                                          ====== ====== ======
Thousands of units outstanding, end of year/period.......  1,150    613    184
                                                          ====== ====== ======

                                       XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

New York, New York
February 20, 1998

                                      XVI

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

           320 Park Avenue New York, New York 10022-6839 212-224-1600